Share-Based Compensation and Benefit Plans	12 Months Ended
Dec. 31, 2013
Share-Based Compensation and Benefit Plans

8. SHARE-BASED COMPENSATION AND BENEFIT PLANS

Share-Based Compensation Plan

The 2001 Incentive Compensation Plan (the “2001 Plan”) provides for the award of a broad variety of share-based compensation alternatives such as non-vested (restricted) stock, non-qualified stock options, incentive stock options, performance awards, dividend equivalents, deferred stock and stock appreciation rights at no less than 100% of the market price on the date the award is granted. To date, awards under the 2001 Plan consist of non-qualified stock options and non-vested (restricted) stock. Under the 2001 Plan, we may grant awards for an aggregate of 4,000,000 shares of Common and Class B common stock. A total of 1,987,912 shares of Common stock, net of cancellations, and 1,752,642 shares of Class B common stock, net of cancellations, had been awarded under the 2001 Plan as of December 31, 2013. As of December 31, 2013, 259,446 shares of common stock were reserved for future grants under the 2001 Plan. Options under the 2001 Plan vest over two to four years of service and have contractual terms of five years. Awards of non-vested (restricted) stock, which are granted at no cost to the employee, vest upon attainment of a certain age, generally the employee’s respective retirement age. Vesting may be accelerated in certain circumstances prior to the original vesting date.

The following is a summary of stock option activity under the 2001 Plan as of and for the year ended December 31, 2013:

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Options outstanding at December 31, 2012	324,150	$56.21
Granted	30,000	82.32
Exercised	(79,450)	34.65
Forfeited	(7,000)	65.31
Expired	—	—

Options outstanding at December 31, 2013	267,700	$65.30	2.65	$8,234

Options exercisable at December 31, 2013	50,784	$60.13	2.12	$1,824

The following is a summary of non-vested (restricted) stock activity as of and for the year ended December 31, 2013:

	Shares	Weighted- Average Grant Date Fair Value
Non-vested (restricted) stock outstanding at December 31, 2012	2,373,249	$38.75
Granted	124,043	80.21
Forfeited	(10,000)	68.36

Non-vested (restricted) stock outstanding at December 31, 2013	2,487,292	$40.70

The weighted-average grant date fair value of non-vested (restricted) stock granted during 2013, 2012 and 2011 was $80.21, $69.66 and $63.87, respectively. The fair value of non-vested stock that vested during 2011 was $672. No non-vested (restricted) stock vested during 2013 or 2012.

During 2011, 2,527 shares of Common stock with an aggregate fair market value of $180 were withheld as payment in lieu of cash to satisfy tax withholding obligations in connection with the vesting of non-vested (restricted) stock.

Share-Based Compensation Fair Value Assumptions

The fair value of each stock option award is estimated on the date of grant using the Black-Scholes option pricing valuation model based on the weighted-average assumptions noted in the table below. The fair value of each stock option award, which is subject to graded vesting, is expensed, net of estimated forfeitures, on a straight-line basis over the requisite service period for each separately vesting portion of the stock option. We use historical data to estimate stock option forfeitures. The expected term of stock option awards granted represents the period of time that stock option awards granted are expected to be outstanding and was calculated using the simplified method for plain vanilla options, which we believe provides a reasonable estimate of expected life based on our historical data. The risk-free rate for periods within the contractual life of the stock option award is based on the yield curve of a zero-coupon United States Treasury bond on the date the stock option award is granted with a maturity equal to the expected term of the stock option award. Expected volatility is based on historical volatility of our stock.

The following table presents the weighted-average assumptions used for stock options granted:

Years Ended December 31,	2013	2012	2011
Expected term in years	4.25	4.25	4.25
Risk-free interest rate	0.82%	0.57%	1.12%
Expected volatility	24.56%	31.40%	32.59%
Expected dividend yield	2.20%	3.49%	3.48%
Grant date fair value	$13.33	$12.90	$12.31

Exercise of Stock Options

The total intrinsic value of stock options exercised during 2013, 2012 and 2011 was $2,753, $5,641 and $4,724, respectively. Cash received from Common stock issued as a result of stock options exercised during 2013, 2012 and 2011 was $1,554, $3,790 and $4,530, respectively. During 2013 and 2012, 4,749 shares of Common stock with an aggregate fair market value of $450 and 29,987 shares of Common stock with an aggregate fair market value of $2,229, respectively, were withheld as payment in lieu of cash for stock option exercises and related tax withholdings. During 2013 and 2011, 13,227 shares of common stock with an aggregate fair market value of $1,227 and 7,616 shares of Common stock with an aggregate fair market value of $437, respectively, were delivered as payment in lieu of cash for stock option exercises and related tax withholdings. These shares were retired upon delivery. In connection with stock option exercises, the tax benefits realized from share-based compensation plans totaled $1,557, $1,245 and $916, for the years ended December 31, 2013, 2012 and 2011, respectively.

Share-Based Compensation Expense

The following table provides information on share-based compensation expense:

Years Ended December 31,	2013	2012	2011
Stock options	$884	$846	$612
Non-vested (restricted) stock	9,083	7,093	6,051

Share-based compensation expense	$9,967	$7,939	$6,663

At December 31, 2013, there was $848 of unrecognized pre-tax compensation expense related to stock options granted under the 2001 Plan, which is expected to be recognized over a weighted-average period of approximately 1.6 years. The total fair value of stock options that vested during 2013, 2012 and 2011 was $822, $315 and $475, respectively.

At December 31, 2013, there was $72,870 of unrecognized pre-tax compensation expense related to non-vested (restricted) stock, which is expected to be recognized over a weighted-average period of approximately 9.7 years, of which, approximately $53,000 is related to awards granted to our Chief Executive Officer, which vest in approximately nine years upon his attainment of age 82. In the event that vesting is accelerated for any circumstance, as defined in the related agreements, the remaining unrecognized share-based compensation expense would be immediately recognized as a charge to earnings with a corresponding tax benefit. At December 31, 2013, we were obligated to issue 177,025 shares of non-vested (restricted) stock in connection with incentive compensation agreements.

Employee Stock Purchase Plan

The Watsco, Inc. Fourth Amended and Restated 1996 Qualified Employee Stock Purchase Plan (the “ESPP”) provides for up to 1,500,000 shares of Common stock to be available for purchase by our full-time employees with at least 90 days of service. The plan allows participating employees to purchase shares of Common stock with a discount of 5% of the fair market value at specified times. During 2013, 2012 and 2011, employees purchased 5,844, 6,753 and 8,520 shares of Common stock at an average price of $79.46, $68.76 and $59.44 per share, respectively. Cash dividends received by the ESPP were reinvested in Common stock and resulted in the issuance of 1,899, 15,411 and 5,097 additional shares during 2013, 2012 and 2011, respectively. We received net proceeds of $631, $1,522 and $829, respectively, during 2013, 2012 and 2011, for shares of our Common stock issued under the ESPP. At December 31, 2013, 525,152 shares remained available for purchase under the ESPP.

401(k) Plan

We have a profit sharing retirement plan for our employees that is qualified under Section 401(k) of the Internal Revenue Code. Annual matching contributions are made based on a percentage of eligible employee compensation deferrals. The contribution has historically been made with the issuance of Common stock to the plan on behalf of our employees. For the years ended December 31, 2013, 2012 and 2011, we issued 22,551, 26,991 and 27,240 shares of Common stock to the plan representing the Common stock discretionary matching contribution of $1,689, $1,772 and $1,718, respectively.